Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables.
Trade receivables	$ 37,001	$ 41,874	$ 41,675
Deposits and prepayments	2,038	2,987	2,460
Other receivables	18	51	952
Total	$ 41,125	$ 45,372	$ 45,087